Long-Term Debt (Aggregate Maturities For All Long Term Borrowings) (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014	$ 99,320	$ 99,320
2015	100,064	100,064
2016	68,278	70,432
2017	0	0
Thereafter	0	0
Total	$ 267,662	$ 269,816	$ 2,775,441